NONVESTED SHARES (Details) - Nonvested shares - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nonvested shares
Nonvested shares granted	254,000	298,000	313,000
Tranche Two
Nonvested shares
Nonvested shares granted	24,000	20,000	16,000
Vesting period	10 months	1 year	1 year
Tranche One
Nonvested shares
Nonvested shares granted	204,000	126,000	277,000
Tranche Three
Nonvested shares
Nonvested shares granted	26,000	152,000	20,000
Vesting period	1 year	2 years	2 years